GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.66%
	Exchange Traded Funds - 79.35%
330,837	Global X US Preferred ETF (a)	$8,658,003
133,560	iShares 0-5 Year High Yield Corporate Bond ETF (a)	6,151,773
65,001	iShares Broad USD High Yield Corporate Bond ETF (a)	2,711,842
126,674	iShares Emerging Markets Dividend ETF (a)	4,921,285
26,122	iShares ESG MSCI EM Leaders ETF	1,718,566
15,836	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	2,127,725
17,023	iShares Interest Rate Hedged Corporate Bond ETF	1,639,315
168,786	iShares International Select Dividend ETF (a)	5,468,666
22,548	iShares MSCI International Quality Factor ETF	869,451
53,073	iShares Select Dividend ETF	6,189,373
89,564	Schwab US Dividend Equity ETF	6,772,830
124,780	SPDR Portfolio Aggregate Bond ETF	3,744,648
75,475	SPDR Portfolio Long Term Corporate Bond ETF (a)	2,398,596
85,367	SPDR Portfolio S&P 500 High Dividend ETF	3,422,363
31,065	SPDR S&P Global Dividend ETF	2,114,905
29,508	SPDR S&P Global Infrastructure ETF (a)	1,540,613
99,942	SPDR S&P International Dividend ETF	3,937,715
34,651	Vanguard Emerging Markets Government Bond ETF	2,766,189
38,744	Vanguard Global ex-U.S. Real Estate ETF (a)	2,261,100
72,707	Vanguard High Dividend Yield ETF (a)	7,617,512
8,097	Vanguard Long-Term Corporate Bond ETF (a)	865,893
67,296	Vanguard Long-Term Treasury ETF	5,901,859
45,791	Vanguard Mortgage-Backed Securities ETF	2,443,866
41,676	Vanguard Real Estate ETF (a)	4,242,200
1,946	Vanguard S&P 500 ETF (a)	765,790
11,681	Vanguard Utilities ETF (a)	1,620,856
52,802	WisdomTree US LargeCap Dividend Fund	6,353,137
94,254	WisdomTree U.S. SmallCap Dividend Fund (a)	3,005,760
		102,231,831
	Mutual Funds - 19.31%
29,358	BlackRock High Equity Income Fund - Institutional Shares	860,498
195,848	BlackRock Income Fund - Institutional Shares	2,083,821
279,712	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	2,903,414
226,130	Loomis Sayles Global Allocation Fund - Class Y	6,605,249
426,322	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	4,165,167
1,378,681	Vanguard High-Yield Corporate Fund - Admiral Shares	8,258,299
		24,876,448
	Total Investment Companies (Cost $103,881,150)	127,108,279

	SHORT TERM INVESTMENTS - 0.83%
	Money Market Funds - 0.83%
	DWS Government Money Market Series - Institutional Shares
1,072,359	Effective Yield, 0.04% (b)	1,072,359
	Total Short Term Investments (Cost $1,072,359)	1,072,359
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.12%
	Mount Vernon Liquid Assets Portfolio, LLC
24,626,923	Effective Yield, 0.10% (b)	24,626,923
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $24,626,923)	24,626,923

	Total Investments (Cost $129,580,432) - 118.61%	152,807,561
	Liabilities in Excess of Other Assets - (18.61)%	(23,978,375)
	TOTAL NET ASSETS - 100.00%	$128,829,186

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2021.